Borrowings - Borrowings by Interest Rate (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 407,160	¥ 465,275
Bank loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.39%	2.42%
Corporate debentures [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.39%	3.62%
Medium-term notes [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.68%	3.81%
Other loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	4.07%	3.87%
Interest free [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 129	¥ 130
At fixed rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	201,607	253,369
At floating rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 205,424	¥ 211,776